Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our named executive officers (“NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (5), (6), (7) and (8) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table for the covered fiscal year.
The following table sets forth additional compensation information of our chief executive officer (CEO) and our non-CEO NEOs along with total stockholder return, net income, and rent collection results for fiscal years 2020, 2021, 2022 and 2023:
	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income	Rent Collection(4)
Year(1)					Total Stockholder Return	Peer Group Total Stockholder Return
2023(5)	$5,051,022	$3,926,040	$3,280,871	$2,547,486	$165	$114	$164,236,000	98%
2022(6)	10,819,354	(1,022,443)	7,987,748	(1,000,664)	152	100	153,034,000	97%
2021(7)	6,969,088	5,238,393	5,422,867	4,396,747	371	132	112,638,000	100%
2020(8)	1,858,697	4,343,138	1,904,848	4,504,544	251	92	64,378,000	99%

(1)
The CEO for all periods presented is Mr. Smithers. The non-CEO NEOs are Messrs. Gold, Smith and Wolfe and Ms. Hastings for 2023 and Messrs. Gold and Wolfe and Ms. Hastings for 2022, 2021 and 2020. Mr. Smith was appointed chief financial officer and treasurer in March 2023, concurrent with Ms. Hastings’ appointment as chief operating officer.

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2023: $100.82 (less than 1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).

(3)
Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our annual report on Form 10-K for year ended December 31, 2023. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2020 would be as of the applicable date, calculated on a dividends reinvested basis.
(4)
“Rent Collection” calculated as base rent and property management fees collected over contractual base rent and property management fees due for the applicable year, and includes security deposits applied in connection with non-payment of rent by defaulting tenants or pursuant to lease amendments.

(5)
2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2023	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2023 SCT	$5,051,022	$3,280,871
Less, Value of Stock Awards Reported in SCT	(2,500,122)	(1,600,160)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,273,289	1,557,291
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(698,704)	(520,220)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	210,661	135,014
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	(410,106)	(305,310)
Total Adjustments	(1,124,982)	(733,385)
“Compensation Actually Paid” for Fiscal Year 2023	$3,926,040	$2,547,486

(6)
2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2022	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2022 SCT	$10,819,354	$7,987,748
Less, Value of Stock Awards Reported in SCT	(8,500,204)	(6,267,097)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,696,909	1,979,132
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(6,168,536)	(4,807,462)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	130,034	107,016
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(11,841,796)	(8,988,412)
“Compensation Actually Paid” for Fiscal Year 2022	$(1,022,443)	$(1,000,664)
(7)
2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2021	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2021 SCT	$6,969,088	$5,422,867
Less, Value of Stock Awards Reported in SCT	(4,860,388)	(3,802,187)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,159,509	1,862,789
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	868,645	816,362
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	101,539	96,916
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(1,730,695)	(1,026,120)
“Compensation Actually Paid” for Fiscal Year 2021	$5,238,393	$4,396,747

(8)
2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2020	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2020 SCT	$1,858,697	$1,904,848
Less, Value of Stock Awards Reported in SCT	(800,147)	(750,048)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,950,884	1,828,736
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	1,237,137	1,414,509
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	96,567	106,499
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	2,484,441	2,599,695
“Compensation Actually Paid” for Fiscal Year 2020	$4,343,138	$4,504,544

Company Selected Measure Name	Rent Collection
Named Executive Officers, Footnote
(1)
The CEO for all periods presented is Mr. Smithers. The non-CEO NEOs are Messrs. Gold, Smith and Wolfe and Ms. Hastings for 2023 and Messrs. Gold and Wolfe and Ms. Hastings for 2022, 2021 and 2020. Mr. Smith was appointed chief financial officer and treasurer in March 2023, concurrent with Ms. Hastings’ appointment as chief operating officer.

Peer Group Issuers, Footnote
(3)
Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our annual report on Form 10-K for year ended December 31, 2023. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2020 would be as of the applicable date, calculated on a dividends reinvested basis.

PEO Total Compensation Amount	$ 5,051,022	$ 10,819,354	$ 6,969,088	$ 1,858,697
PEO Actually Paid Compensation Amount	$ 3,926,040	(1,022,443)	5,238,393	4,343,138
Adjustment To PEO Compensation, Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2023: $100.82 (less than 1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year).
(5)
2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2023	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2023 SCT	$5,051,022	$3,280,871
Less, Value of Stock Awards Reported in SCT	(2,500,122)	(1,600,160)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,273,289	1,557,291
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(698,704)	(520,220)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	210,661	135,014
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	(410,106)	(305,310)
Total Adjustments	(1,124,982)	(733,385)
“Compensation Actually Paid” for Fiscal Year 2023	$3,926,040	$2,547,486

(6)
2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2022	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2022 SCT	$10,819,354	$7,987,748
Less, Value of Stock Awards Reported in SCT	(8,500,204)	(6,267,097)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,696,909	1,979,132
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(6,168,536)	(4,807,462)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	130,034	107,016
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(11,841,796)	(8,988,412)
“Compensation Actually Paid” for Fiscal Year 2022	$(1,022,443)	$(1,000,664)
(7)
2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2021	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2021 SCT	$6,969,088	$5,422,867
Less, Value of Stock Awards Reported in SCT	(4,860,388)	(3,802,187)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,159,509	1,862,789
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	868,645	816,362
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	101,539	96,916
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(1,730,695)	(1,026,120)
“Compensation Actually Paid” for Fiscal Year 2021	$5,238,393	$4,396,747

(8)
2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2020	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2020 SCT	$1,858,697	$1,904,848
Less, Value of Stock Awards Reported in SCT	(800,147)	(750,048)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,950,884	1,828,736
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	1,237,137	1,414,509
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	96,567	106,499
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	2,484,441	2,599,695
“Compensation Actually Paid” for Fiscal Year 2020	$4,343,138	$4,504,544

Non-PEO NEO Average Total Compensation Amount	$ 3,280,871	7,987,748	5,422,867	1,904,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,547,486	(1,000,664)	4,396,747	4,504,544
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2023: $100.82 (less than 1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), for 2021: $262.91 (44% increase from prior year), and for 2020: $183.13 (141% increase from prior year)
(5)
2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2023	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2023 SCT	$5,051,022	$3,280,871
Less, Value of Stock Awards Reported in SCT	(2,500,122)	(1,600,160)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,273,289	1,557,291
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(698,704)	(520,220)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	210,661	135,014
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	(410,106)	(305,310)
Total Adjustments	(1,124,982)	(733,385)
“Compensation Actually Paid” for Fiscal Year 2023	$3,926,040	$2,547,486

(6)
2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2022	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2022 SCT	$10,819,354	$7,987,748
Less, Value of Stock Awards Reported in SCT	(8,500,204)	(6,267,097)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,696,909	1,979,132
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(6,168,536)	(4,807,462)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	130,034	107,016
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(11,841,796)	(8,988,412)
“Compensation Actually Paid” for Fiscal Year 2022	$(1,022,443)	$(1,000,664)
(7)
2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2021	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2021 SCT	$6,969,088	$5,422,867
Less, Value of Stock Awards Reported in SCT	(4,860,388)	(3,802,187)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	2,159,509	1,862,789
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	868,645	816,362
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	101,539	96,916
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	(1,730,695)	(1,026,120)
“Compensation Actually Paid” for Fiscal Year 2021	$5,238,393	$4,396,747

(8)
2020 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

2020	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2020 SCT	$1,858,697	$1,904,848
Less, Value of Stock Awards Reported in SCT	(800,147)	(750,048)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,950,884	1,828,736
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	1,237,137	1,414,509
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	96,567	106,499
Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest this Year	—	—
Total Adjustments	2,484,441	2,599,695
“Compensation Actually Paid” for Fiscal Year 2020	$4,343,138	$4,504,544

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return
The increase in the Company’s TSR significantly out-paced the REIT Index in 2020 and modestly out-paced the REIT Index in 2021, after having significantly out-paced the REIT Index through 2019 since the Company’s initial public offering in December 2016. This TSR performance contributed to increases in “Compensation Actually Paid” to our CEO and non-CEO NEOs in 2020 and to our CEO in 2021, though a modest decline for non-CEO NEOs in 2021. For 2022, our TSR performance significantly lagged that of the REIT Index, resulting in a significant decrease in “Compensation Actually Paid” to our CEO and non-CEO NEOs in 2022 (actual amounts calculated as negative compensation). For 2023, our TSR performance modestly underperformed the REIT Index (though increased approximately 9% year-over-year in absolute terms), and while there was an increase in “Compensation Actually Paid” to our CEO and non-CEO NEOs in 2023 from the negative amounts calculated in 2022, the amounts for 2023 remained significantly below the “Compensation Actually Paid” for both in 2021 and 2020. As a result, there generally exists a positive relationship between TSR and “Compensation Actually Paid” for all periods presented. In addition, over the full time period presented (from January 1, 2020 through December 31, 2023), the Company’s TSR significantly outperformed the REIT Index, exhibiting a 65% absolute TSR.

Compensation Actually Paid vs. Net Income
Net Income
In 2020 and 2021, we see a positive relationship between Net Income and “Compensation Actually Paid,” an inverse relationship in 2022, and a positive relationship in 2023. The increases in Net Income over the four-year period (and which occurred each year) are not directly correlated to “Compensation Actually Paid” because Net Income was not a formulaic metric utilized in our discretionary cash bonus or equity programs.
The increases in “Compensation Actually Paid” in 2020 and 2021 were driven by several factors including, but not limited to, a significant increase in our stock price over this time period. In 2022, the significant decrease in “Compensation Actually Paid” (calculated as negative compensation for all NEOs) was primarily driven by the significant decrease in our stock price over the course of 2022, which served to significantly reduce the value of time-based equity awards, resulted in PSUs granted in January 2021 failing to vest in their entirety on December 31, 2023, and significantly reduced fair values of PSUs granted in January 2022 which have a performance period ending December 31, 2024. The increase in “Compensation Actually Paid” in 2023 from the negative amounts calculated in 2022 was primarily due to an increase year-over-year for our TSR in 2023 of approximately 9%, in comparison to the significant decrease in TSR which occurred in 2022, although “Compensation Actually Paid” in 2023 remained well below 2021 and 2020 levels, primarily due to the PSUs granted in January 2021 failing to vest in their entirety on December 31, 2023, and the PSUs granted in January 2022 with a performance period ending December 31, 2024 being below the threshold for any payout as measured as of December 31, 2023.

Compensation Actually Paid vs. Company Selected Measure
Company Selected Measure
We chose Rent Collection as our Company Selected Measure for evaluating Pay versus Performance because it was one of the corporate goals utilized by our compensation committee in evaluating executive compensation in 2023 and 2022. Rent Collection was a key element for sustaining portfolio performance and financial results over this period, and was selected by the compensation committee as part of a strategic review at the beginning of 2023, factoring in the macroeconomic conditions persisting at the time for the Company and for the regulated cannabis industry generally (see the Compensation Discussion and Analysis section in this proxy statement for further detail), with a focus on existing portfolio operations.
Rent Collection
In 2020 we see a positive relationship between Rent Collection and “Compensation Actually Paid,” an inverse relationship in 2021, and positive relationships in 2022 and 2023. Rent Collection in 2020 and 2021 were not directly correlated to “Compensation Actually Paid” because Rent Collection was not a metric utilized in our discretionary cash bonus or program for those time periods. For 2022 and 2023, Rent Collection was only one of a number of factors utilized by the compensation committee in evaluating payments under the annual incentive bonus plan, and was not a factor utilized for determination of any equity awards.

Tabular List, Table
The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
Relative total stockholder return
Rent collection percentage
Liquidity position
Maintenance of dividends

Total Shareholder Return Amount	$ 165	152	371	251
Peer Group Total Shareholder Return Amount	114	100	132	92
Net Income (Loss)	$ 164,236,000	$ 153,034,000	$ 112,638,000	$ 64,378,000
Company Selected Measure Amount	98	97	100	99
PEO Name	Mr. Smithers
Share Price | $ / shares	$ 100.82	$ 101.35	$ 262.91	$ 183.13
Percentage Increase Decrease In Share Price	(1.00%)	(61.00%)	44.00%	141.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Relative total stockholder return
Non-GAAP Measure Description
(4)
“Rent Collection” calculated as base rent and property management fees collected over contractual base rent and property management fees due for the applicable year, and includes security deposits applied in connection with non-payment of rent by defaulting tenants or pursuant to lease amendments.

Measure:: 2
Pay vs Performance Disclosure
Name	Rent collection percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Liquidity position
Measure:: 4
Pay vs Performance Disclosure
Name	Maintenance of dividends
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,124,982)	$ (11,841,796)	$ (1,730,695)	$ 2,484,441
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,500,122)	(8,500,204)	(4,860,388)	(800,147)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,273,289	2,696,909	2,159,509	1,950,884
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698,704)	(6,168,536)	868,645	1,237,137
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,661	130,034	101,539	96,567
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(410,106)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(733,385)	(8,988,412)	(1,026,120)	2,599,695
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,160)	(6,267,097)	(3,802,187)	(750,048)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,557,291	1,979,132	1,862,789	1,828,736
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(520,220)	(4,807,462)	816,362	1,414,509
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,014	107,016	96,916	106,499
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (305,310)